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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09911

Hussman Investment Trust
(Exact name of registrant as specified in charter)

5136 Dorsey Hall Drive Ellicott City, Maryland	21042
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	June 30, 2015

Date of reporting period:	March 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Consumer Discretionary - 14.1%
Auto Components - 0.8%
Gentex Corp.	250,000	$4,575,000
Gentherm, Inc. (a)	41,000	2,070,910
		6,645,910
Diversified Consumer Services - 0.7%
Apollo Education Group, Inc. (a)	130,000	2,459,600
DeVry Education Group, Inc.	100,000	3,336,000
		5,795,600
Hotels, Restaurants & Leisure - 2.2%
Jack in the Box, Inc.	150,000	14,388,000
Panera Bread Co. - Class A (a)	25,000	3,999,875
		18,387,875
Leisure Products - 0.5%
Mattel, Inc.	200,000	4,570,000

Media - 1.5%
AMC Entertainment Holdings, Inc. - Class A	115,000	4,081,350
DIRECTV (a)	100,000	8,510,000
		12,591,350
Multiline Retail - 1.9%
Kohl's Corp.	200,000	15,650,000

Specialty Retail - 6.5%
American Eagle Outfitters, Inc.	250,000	4,270,000
AutoZone, Inc. (a)	5,000	3,410,800
Bed Bath & Beyond, Inc. (a)	150,000	11,516,250
Murphy USA, Inc. (a)	95,000	6,875,150
Rent-A-Center, Inc.	150,000	4,116,000
Staples, Inc.	400,000	6,514,000
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	25,000	3,771,250
Zumiez, Inc. (a)	350,000	14,087,500
		54,560,950
Consumer Staples - 11.1%
Beverages - 3.0%
Coca-Cola Co. (The)	200,000	8,110,000
PepsiCo, Inc.	175,000	16,733,500
		24,843,500
Food & Staples Retailing - 2.5%
Fresh Market, Inc. (The) (a)	150,000	6,096,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.4% (continued)	Shares	Value
Consumer Staples - 11.1% (continued)
Food & Staples Retailing - 2.5% (continued)
Walgreen Boots Alliance, Inc.	100,000	$8,468,000
Wal-Mart Stores, Inc.	75,000	6,168,750
		20,732,750
Food Products - 4.5%
Cal-Maine Foods, Inc.	200,000	7,812,000
Campbell Soup Co.	100,000	4,655,000
Fresh Del Monte Produce, Inc.	39,000	1,517,490
Kellogg Co.	100,000	6,595,000
Mead Johnson Nutrition Co.	175,000	17,592,750
		38,172,240
Household Products - 1.1%
Clorox Co. (The)	50,000	5,519,500
Procter & Gamble Co. (The)	50,000	4,097,000
		9,616,500
Energy - 2.8%
Energy Equipment & Services - 0.6%
Diamond Offshore Drilling, Inc.	75,000	2,009,250
National Oilwell Varco, Inc.	50,000	2,499,500
		4,508,750
Oil, Gas & Consumable Fuels - 2.2%
BP plc - ADR	300,000	11,733,000
Exxon Mobil Corp.	50,000	4,250,000
Marathon Petroleum Corp.	25,000	2,559,750
		18,542,750
Financials - 4.1%
Banks - 1.3%
Wells Fargo & Co.	200,000	10,880,000

Insurance - 1.8%
Travelers Cos., Inc. (The)	50,000	5,406,500
W.R. Berkley Corp.	200,000	10,102,000
		15,508,500
Real Estate Investment Trusts (REITs) - 1.0%
Digital Realty Trust, Inc.	125,000	8,245,000

Health Care - 24.3%
Biotechnology - 1.3%
Acorda Therapeutics, Inc. (a)	210,000	6,988,800

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.4% (continued)	Shares	Value
Health Care - 24.3% (continued)
Biotechnology - 1.3% (continued)
United Therapeutics Corp. (a)	25,000	$4,310,875
		11,299,675
Health Care Equipment & Supplies - 6.2%
Becton, Dickinson and Co.	50,000	7,179,500
C.R. Bard, Inc.	10,000	1,673,500
IDEXX Laboratories, Inc. (a)	29,000	4,479,920
Intuitive Surgical, Inc. (a)	10,000	5,050,300
Medtronic plc	200,000	15,598,000
Varian Medical Systems, Inc. (a)	125,000	11,761,250
Zimmer Holdings, Inc.	50,000	5,876,000
		51,618,470
Health Care Providers & Services - 10.7%
Aetna, Inc.	150,000	15,979,500
Anthem, Inc.	50,000	7,720,500
Bio-Reference Laboratories, Inc. (a)	203,000	7,153,720
Chemed Corp.	79,000	9,432,600
Laboratory Corp. of America Holdings (a)	90,000	11,348,100
Patterson Cos., Inc.	100,000	4,879,000
Quest Diagnostics, Inc.	220,000	16,907,000
UnitedHealth Group, Inc.	100,000	11,829,000
WellCare Health Plans, Inc. (a)	50,000	4,573,000
		89,822,420
Life Sciences Tools & Services - 0.4%
Waters Corp. (a)	27,000	3,356,640

Pharmaceuticals - 5.7%
AstraZeneca plc - ADR	50,000	3,421,500
Eli Lilly & Co.	200,000	14,530,000
Impax Laboratories, Inc. (a)	250,000	11,717,500
Mallinckrodt plc (a)	25,000	3,166,250
Novartis AG - ADR	150,000	14,791,500
		47,626,750
Industrials - 6.7%
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	225,000	16,474,500

Airlines - 0.3%
JetBlue Airways Corp. (a)	150,000	2,887,500

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.4% (continued)	Shares	Value
Industrials - 6.7% (continued)
Commercial Services & Supplies - 1.2%
Cintas Corp.	50,000	$4,081,500
Republic Services, Inc.	150,000	6,084,000
		10,165,500
Industrial Conglomerates - 0.5%
3M Co.	25,000	4,123,750

Machinery - 0.6%
Illinois Tool Works, Inc.	25,000	2,428,500
Joy Global, Inc.	75,000	2,938,500
		5,367,000
Professional Services - 1.9%
Dun & Bradstreet Corporation (The)	50,000	6,418,000
Robert Half International, Inc.	150,000	9,078,000
		15,496,000
Road & Rail - 0.2%
Landstar System, Inc.	24,000	1,591,200

Information Technology - 28.0%
Communications Equipment - 4.1%
Brocade Communications Systems, Inc.	650,000	7,712,250
Cisco Systems, Inc.	600,000	16,515,000
InterDigital, Inc.	135,000	6,849,900
Riverbed Technology, Inc. (a)	150,000	3,136,500
		34,213,650
Electronic Equipment, Instruments & Components - 2.4%
Corning, Inc.	600,000	13,608,000
II-VI, Inc. (a)	100,000	1,846,000
Zebra Technologies Corp. - Class A (a)	50,000	4,535,750
		19,989,750
Internet Software & Services - 0.5%
Cimpress N.V. (a)	45,000	3,797,100

IT Services - 7.6%
Amdocs Ltd.	247,000	13,436,800
Blackhawk Network Holdings, Inc. - Class B (a)	82,145	2,920,255
Cognizant Technology Solutions Corp. - Class A (a)	150,000	9,358,500
Global Payments, Inc.	150,000	13,752,000
Infosys Ltd. - ADR	500,000	17,540,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.4% (continued)	Shares	Value
Information Technology - 28.0% (continued)
IT Services - 7.6% (continued)
Visa, Inc. - Class A	100,000	$6,541,000
		63,548,555
Semiconductors & Semiconductor Equipment - 9.0%
Broadcom Corp. - Class A	225,000	9,741,375
Cabot Microelectronics Corp. (a)	15,000	749,550
Cirrus Logic, Inc. (a)	400,000	13,304,000
First Solar, Inc. (a)	150,000	8,968,500
Intel Corp.	500,000	15,635,000
Marvell Technology Group Ltd.	250,000	3,675,000
NVIDIA Corp.	490,000	10,253,250
OmniVision Technologies, Inc. (a)	350,000	9,229,500
SunEdison, Inc. (a)	100,000	2,400,000
SunPower Corp. (a)	62,000	1,941,220
		75,897,395
Software - 4.4%
CA, Inc.	182,000	5,935,020
Check Point Software Technologies Ltd. (a)	75,000	6,147,750
FactSet Research Systems, Inc.	50,000	7,960,000
Open Text Corp.	100,000	5,289,000
Oracle Corp.	100,000	4,315,000
VASCO Data Security International, Inc. (a)	350,000	7,539,000
		37,185,770
Materials - 4.5%
Chemicals - 1.9%
CF Industries Holdings, Inc.	35,000	9,928,800
Scotts Miracle-Gro Co. (The) - Class A	95,000	6,381,150
		16,309,950
Metals & Mining - 2.6%
Barrick Gold Corp.	1,000,000	10,960,000
Newmont Mining Corp.	500,000	10,855,000
		21,815,000
Utilities - 2.8%
Electric Utilities - 2.8%
Edison International	50,000	3,123,500
Exelon Corp.	250,000	8,402,500
PPL Corp.	100,000	3,366,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.4% (continued)	Shares	Value
Utilities - 2.8% (continued)
Electric Utilities - 2.8% (continued)
Southern Co. (The)	200,000	$8,856,000
		23,748,000

Total Common Stocks (Cost $731,274,891)		$825,586,250

PUT OPTION CONTRACTS - 1.0%	Contracts	Value
Nasdaq 100 Index Option, 04/17/2015 at $4,300	200	$902,000
Russell 2000 Index Option, 04/17/2015 at $1,240	1,500	1,771,500
S&P 500 Index Option, 04/17/2015 at $2,060	2,700	5,969,700
Total Put Option Contracts (Cost $14,010,306)		$8,643,200

Total Investments at Value - 99.4% (Cost $745,285,197)		$834,229,450

MONEY MARKET FUNDS - 51.4%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (b)	129,296,335	$129,296,335
First American Treasury Obligations Fund - Class Y, 0.00% (b)	301,691,449	301,691,449
Total Money Market Funds (Cost $430,987,784)		$430,987,784

Total Investments and Money Market Funds at Value - 150.8% (Cost $1,176,272,981)		$1,265,217,234

Written Call Option Contracts - (49.4%)		(414,695,400)

Liabilities in Excess of Other Assets - (1.4%)		(11,685,406)

Net Assets - 100.0%		$838,836,428

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2015.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2015 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
Nasdaq 100 Index Option,
06/19/2015 at $2,000	200	$46,451,400	$47,849,732
Russell 2000 Index Option,
06/19/2015 at $700	1,500	82,368,000	77,547,990
S&P 500 Index Option,
06/19/2015 at $1,000	2,700	285,876,000	293,486,382
Total Written Call Option Contracts		$414,695,400	$418,884,104

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 14.8%	Shares	Value
Energy - 0.0% (a)
Oil, Gas & Consumable Fuels - 0.0% (a)
NuStar Energy L.P.	1,000	$60,700
ONEOK Partners L.P.	1,000	40,840
Williams Partners L.P.	866	42,625
		144,165
Materials - 11.4%
Metals & Mining - 11.4%
Agnico Eagle Mines Ltd.	225,000	6,286,500
AngloGold Ashanti Ltd. - ADR (b)	275,000	2,568,500
Barrick Gold Corp.	1,250,000	13,700,000
Compañía de Minas Buenaventura S.A. - ADR	150,000	1,519,500
Gold Fields Ltd. - ADR	250,000	1,002,500
Goldcorp, Inc.	425,000	7,701,000
Harmony Gold Mining Co. Ltd. - ADR (b)	125,000	217,500
Newmont Mining Corp.	600,000	13,026,000
Pan American Silver Corp.	200,000	1,754,000
Randgold Resources Ltd. - ADR	85,000	5,887,950
Sibanye Gold Ltd. - ADR	119,000	1,015,070
Silver Wheaton Corp.	200,000	3,804,000
Stillwater Mining Co. (b)	10,000	129,200
		58,611,720
Utilities - 3.4%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	40,000	2,250,000
Duke Energy Corp.	333	25,568
Edison International	1,000	62,470
Entergy Corp.	55,000	4,261,950
Exelon Corp.	100,000	3,361,000
FirstEnergy Corp.	1,000	35,060
NextEra Energy, Inc.	1,000	104,050
Pepco Holdings, Inc.	1,000	26,830
Pinnacle West Capital Corp.	1,000	63,750
PPL Corp.	50,000	1,683,000
		11,873,678
Multi-Utilities - 1.1%
Ameren Corp.	1,000	42,200
Dominion Resources, Inc.	1,000	70,870
DTE Energy Co.	1,000	80,690
PG&E Corp.	50,000	2,653,500

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 14.8% (continued)	Shares	Value
Utilities - 3.4% (continued)
Multi-Utilities - 1.1% (continued)
Public Service Enterprise Group, Inc.	65,000	$2,724,800
SCANA Corp.	1,000	54,990
TECO Energy, Inc.	1,000	19,400
		5,646,450

Total Common Stocks (Cost $77,313,313)		$76,276,013

U.S. TREASURY OBLIGATIONS - 32.4%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 2.7%
2.50%, due 01/15/2029	$10,887,000	$13,931,963

U.S. Treasury Notes - 29.7%
0.50%, due 09/30/2016	50,000,000	50,054,700
1.50%, due 01/31/2019	50,000,000	50,652,350
2.50%, due 08/15/2023	25,000,000	26,312,500
2.50%, due 05/15/2024	25,000,000	26,263,675
		153,283,225

Total U.S. Treasury Obligations (Cost $160,518,238)		$167,215,188

EXCHANGE-TRADED FUNDS - 7.3%	Shares	Value
CurrencyShares Euro Trust (b)	50,000	$5,285,500
CurrencyShares Japanese Yen Trust (b)	30,000	2,430,600
iShares 1-3 Year International Treasury Bond ETF (b)	8,000	624,920
iShares Gold Trust (b)	10,000	114,500
iShares International Treasury Bond ETF	58,000	5,307,580
SPDR Barclays International Treasury Bond ETF (b)	200,000	10,624,000
SPDR Barclays Short Term International Treasury Bond ETF (b)	150,000	4,551,000
SPDR DB International Government Inflation-Protected Bond ETF (b)	160,000	8,729,600
SPDR Gold Trust (b)	2,000	227,320
Total Exchange-Traded Funds (Cost $37,840,495)		$37,895,020

Total Investments at Value - 54.5% (Cost $275,672,046)		$281,386,221

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 45.5%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (c)	70,581,607	$70,581,607
First American Treasury Obligations Fund - Class Y, 0.00% (c)	164,690,416	164,690,416
Total Money Market Funds (Cost $235,272,023)		$235,272,023

Total Investments and Money Market Funds at Value - 100.0% (Cost $510,944,069)		$516,658,244

Liabilities in Excess of Other Assets - (0.0%) (a)		(22,798)

Net Assets - 100.0%		$516,635,446

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of March 31, 2015.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 71.7%	Shares	Value
Argentina - 1.5%
Telecom Argentina S.A. - ADR	30,000	$681,300

Australia - 5.2%
Austal Ltd. (a)	500,000	668,567
Leighton Holdings Ltd. (a)	40,000	640,942
Sonic Healthcare Ltd. (a)	63,000	978,753
		2,288,262
Belgium - 0.2%
Van de Velde N.V.	2,000	110,938

Canada - 16.7%
Cascades, Inc.	45,000	271,089
Cogeco Cable, Inc.	20,000	1,072,353
Gildan Activewear, Inc.	16,000	471,703
Imperial Oil Ltd.	23,000	917,959
Jean Coutu Group (PJC), Inc. (The) - Class A	55,000	1,175,507
Leon's Furniture Ltd.	5,000	57,676
MacDonald, Dettwiler and Associates Ltd.	8,000	619,947
Saputo, Inc.	35,000	961,936
Shaw Communications, Inc. - Class B	30,000	673,162
Suncor Energy, Inc.	15,000	438,313
WestJet Airlines Ltd.	30,000	702,533
		7,362,178
France - 5.7%
Infotel S.A.	14,330	400,516
Orange S.A. (a)	70,000	1,123,887
Total S.A. - ADR	20,000	993,200
		2,517,603
Germany - 1.3%
STRATEC Biomedical AG	11,816	579,273

India - 2.4%
Wipro Ltd. - ADR	80,300	1,069,596

Japan - 9.0%
ABC-MART, Inc. (a)	15,000	877,245
Heiwa Corp. (a)	25,000	491,060
K's Holdings Corp. (a)	20,000	646,722
Mitsubishi Corp. (a)	27,000	542,511

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 71.7% (continued)	Shares	Value
Japan - 9.0% (continued)
Nitori Holdings Co. Ltd. (a)	4,000	$270,763
Sogo Medical Co. Ltd. (a)	10,000	281,423
Systena Corp. (a)	16,600	124,067
Towa Pharmaceutical Co. Ltd. (a)	12,800	731,717
		3,965,508
Netherlands - 0.9%
Koninklijke Boskalis Westminster N.V. (a)	8,000	394,210

New Zealand - 1.0%
Spark New Zealand Ltd. - ADR	40,000	443,000

Norway - 3.6%
Bakkafrost P/F (a)	40,000	864,786
Yara International ASA (a)	14,000	710,698
		1,575,484
Portugal - 1.1%
EDP-Energias de Portugal S.A. (a)	125,000	468,025

Spain - 5.1%
Adveo Group International S.A.	6,000	89,653
Enagas S.A. (a)	20,000	571,754
Endesa S.A. (a)	30,000	579,000
Iberdrola S.A. (a)	100,000	644,693
Telefonica S.A. (a)	25,000	355,648
		2,240,748
Sweden - 4.2%
Byggmax Group AB (a)	75,000	520,600
Clas Ohlson AB - B Shares	28,491	463,851
Mekonomen AB	32,000	845,084
		1,829,535
Switzerland - 5.4%
Lonza Group AG (a)	4,000	497,997
Straumann Holding AG (a)	3,000	818,096
Tamedia AG	6,000	1,050,845
		2,366,938
Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	30,000	704,400

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 71.7% (continued)	Shares	Value
United Kingdom - 6.8%
BP plc - ADR	30,000	$1,173,300
Dart Group plc	15,621	83,898
Indivior plc - ADR (b)	3,000	42,210
J.D. Wetherspoon plc	13,000	145,139
Smith & Nephew plc - ADR	15,000	512,550
SSE plc (a)	20,000	443,936
Tesco plc (a)	150,000	535,526
William Morrison Supermarkets plc (a)	20,000	57,169
		2,993,728

Total Common Stocks (Cost $29,069,674)		$31,590,726

RIGHTS - 0.0% (c)	Shares	Value
Spain - 0.0% (c)
Telefonica S.A. (b) (Cost $4,265)	25,000	$4,031

PUT OPTION CONTRACTS - 0.0% (c)	Contracts	Value
S&P 500 Index Option, 06/19/2015 at $1,150 (Cost $1,177)	20	$300

Total Investments at Value - 71.7% (Cost $29,075,116)		$31,595,057

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 16.5%	Shares	Value
Northern Institutional Treasury Portfolio, 0.01% (d) (Cost $7,245,293)	7,245,293	$7,245,293

Total Investments and Money Market Funds at Value - 88.2% (Cost $36,320,409)		$38,840,350

Written Call Options - (4.1%)		(1,818,200)

Other Assets in Excess of Liabilities - 15.9%		6,999,590

Net Assets - 100.0%		$44,021,740

ADR - American Depositary Receipt.

(a)	Fair value priced. Fair valued securities totaled $14,839,795 at March 31, 2015, representing 33.7% of net assets.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of March 31, 2015.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY
March 31, 2015 (Unaudited)

Sector/Industry	% of Net Assets
Consumer Discretionary - 17.5%
Hotels, Restaurants & Leisure	0.3%
Leisure Products	1.1%
Media	6.4%
Specialty Retail	8.4%
Textiles, Apparel & Luxury Goods	1.3%
Consumer Staples - 8.8%
Food & Staples Retailing	4.7%
Food Products	4.1%
Energy - 8.0%
Oil, Gas & Consumable Fuels	8.0%
Health Care - 9.5%
Health Care Equipment & Supplies	4.4%
Health Care Providers & Services	2.2%
Life Sciences Tools & Services	1.1%
Pharmaceuticals	1.8%
Industrials - 7.1%
Airlines	1.8%
Commercial Services & Supplies	0.2%
Construction & Engineering	2.4%
Machinery	1.5%
Trading Companies & Distributors	1.2%
Information Technology - 6.6%
IT Services	2.4%
Semiconductors & Semiconductor Equipment	1.6%
Software	2.6%
Materials - 2.2%
Chemicals	1.6%
Containers & Packaging	0.6%
Telecommunication Services - 5.9%
Diversified Telecommunication Services	5.9%
Utilities - 6.1%
Electric Utilities	4.8%
Gas Utilities	1.3%
71.7%

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2015 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Dollar Index Future	06/17/2015	25	$2,466,125	$30,029

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2015 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
06/19/2015 at $1,150	20	$1,818,200	$1,818,973

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
March 31, 2015 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Euro STOXX 50 Index Future	06/19/2015	530	$20,624,563	$(269,381)
FTSE 100 Index Future	06/19/2015	60	5,988,339	186,660
Total Futures Contracts Sold Short			$26,612,902	$(82,721)

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Consumer Discretionary - 13.6%
Diversified Consumer Services - 2.2%
H&R Block, Inc.	6,000	$192,420

Hotels, Restaurants & Leisure - 2.0%
Yum! Brands, Inc.	2,200	173,184

Household Durables - 2.0%
Tupperware Brands Corp.	2,500	172,550

Leisure Products - 2.1%
Mattel, Inc.	8,000	182,800

Media - 2.4%
John Wiley & Sons, Inc. - Class A	3,500	213,990

Specialty Retail - 2.9%
American Eagle Outfitters, Inc.	10,000	170,800
Rent-A-Center, Inc.	3,000	82,320
		253,120
Consumer Staples - 19.7%
Beverages - 2.9%
Coca-Cola Co. (The)	3,800	154,090
Dr Pepper Snapple Group, Inc.	1,250	98,100
		252,190
Food & Staples Retailing - 1.9%
Wal-Mart Stores, Inc.	2,000	164,500

Food Products - 9.3%
Campbell Soup Co.	5,250	244,387
Hershey Co. (The)	2,000	201,820
Kellogg Co.	3,000	197,850
Kraft Foods Group, Inc.	2,000	174,230
		818,287
Household Products - 5.6%
Clorox Co. (The)	1,000	110,390
Kimberly-Clark Corp.	2,000	214,220
Procter & Gamble Co. (The)	2,000	163,880
		488,490
Energy - 8.2%
Energy Equipment & Services - 1.5%
Diamond Offshore Drilling, Inc.	5,000	133,950

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 94.0% (continued)	Shares	Value
Energy - 8.2% (continued)
Oil, Gas & Consumable Fuels - 6.7%
Exxon Mobil Corp.	1,800	$153,000
Kinder Morgan, Inc.	4,000	168,240
Marathon Oil Corp.	4,500	117,495
Occidental Petroleum Corp.	2,000	146,000
		584,735
Financials - 2.4%
Capital Markets - 2.4%
Eaton Vance Corp.	5,000	208,200

Health Care - 9.7%
Health Care Equipment & Supplies - 5.8%
Baxter International, Inc.	3,725	255,162
ResMed, Inc.	3,500	251,230
		506,392
Pharmaceuticals - 3.9%
AstraZeneca plc - ADR	2,000	136,860
Eli Lilly & Co.	1,000	72,650
Johnson & Johnson	1,325	133,295
		342,805
Industrials - 9.2%
Aerospace & Defense - 2.3%
American Science and Engineering, Inc.	4,000	195,440

Air Freight & Logistics - 2.2%
United Parcel Service, Inc. - Class B	2,000	193,880

Commercial Services & Supplies - 2.4%
Pitney Bowes, Inc.	9,000	209,880

Machinery - 2.3%
Caterpillar, Inc.	2,500	200,075

Information Technology - 19.1%
Communications Equipment - 6.5%
Cisco Systems, Inc.	6,900	189,922
Harris Corp.	2,600	204,776
QUALCOMM, Inc.	2,500	173,350
		568,048
IT Services - 2.7%
Accenture plc - Class A	2,500	234,225

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 94.0% (continued)	Shares	Value
Information Technology - 19.1% (continued)
Semiconductors & Semiconductor Equipment - 6.5%
Intel Corp.	4,500	$140,715
Intersil Corp. - Class A	5,000	71,600
KLA-Tencor Corp.	2,300	134,067
Texas Instruments, Inc.	3,800	217,303
		563,685
Software - 1.6%
Microsoft Corp.	3,500	142,293

Technology Hardware, Storage & Peripherals - 1.8%
Lexmark International, Inc. - Class A	3,750	158,775

Materials - 10.3%
Chemicals - 6.0%
Dow Chemical Co. (The)	3,500	167,930
FutureFuel Corp.	13,000	133,510
LyondellBasell Industries N.V. - Class A	2,500	219,500
		520,940
Containers & Packaging - 4.3%
Avery Dennison Corp.	4,000	211,640
Greif, Inc. - Class A	4,300	168,861
		380,501
Utilities - 1.8%
Electric Utilities - 1.8%
Entergy Corp.	2,050	158,855

Total Common Stocks (Cost $7,780,941)		$8,214,210

PUT OPTION CONTRACTS - 0.0% (a)	Contracts	Value
S&P 500 Index Option, 06/19/2015 at $1,300 (Cost $4,252)	39	$1,755

Total Investments at Value - 94.0% (Cost $7,785,193)		$8,215,965

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 39.8%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (b)	1,047,167	$1,047,167
First American Treasury Obligations Fund - Class Y, 0.00% (b)	2,429,804	2,429,804
Total Money Market Funds (Cost $3,476,971)		$3,476,971

Total Investments and Money Market Funds at Value - 133.8% (Cost $11,262,164)		$11,692,936

Written Call Option Contracts - (33.9%)		(2,962,050)

Other Assets in Excess of Liabilities - 0.1%		10,982

Net Assets - 100.0%		$8,741,868

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2015.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2015 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
06/19/2015 at $1,300	39	$2,962,050	$3,059,308

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2015 (Unaudited)

1.  Valuation of Securities and Other Financial Instruments

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund (the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges, other than options, are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used.  If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices.  Securities traded on a foreign stock exchange may be valued based upon the closing price on the principal exchange where the security is traded; however, because the value of securities traded on foreign stock exchanges may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such securities are traded, such securities will be valued at their fair value as determined by an independent pricing service approved by the Board of Trustees under circumstances where such value is believed to reflect the market values of such securities as of the time of computation of net asset values of the Funds.  As a result, the prices of securities used to calculate a Fund’s net asset value may differ from quoted or published prices for the same securities.  Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of net asset value. As of March 31, 2015, all options held by Hussman Strategic Growth Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices.  Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale price as of the close of regular trading on the NYSE or, if not available, at the mean of the bid and ask prices.

Fixed income securities not traded or dealt in upon any securities exchange, but for which over-the-counter market quotations are readily available, generally are valued at the mean of their closing bid and ask prices.  Fixed income securities may also be valued on the basis of prices provided by an independent pricing service.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and other financial instruments are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among market makers.

•	Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Option contracts purchased or written by Hussman Strategic Growth Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value. U.S. Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Fund may be classified as Level 2 despite the availability of closing prices because such securities are frequently valued at their fair value as determined by an independent pricing service. The Board of Trustees has authorized Hussman Strategic International Fund to retain an independent pricing service to determine the fair value of its foreign portfolio securities when the value of such securities may be materially affected by events occurring before Hussman Strategic International Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be: country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed likely to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. The frequency of use of these procedures will depend on market events and thus cannot be predicted and the procedures may be utilized to a significant extent. Determining the fair value of portfolio securities involves reliance on judgment and a security’s fair value may differ depending on the method used for determining value. There can be no assurance that Hussman Strategic International Fund could purchase or sell a portfolio security at the price used to calculate its net asset value. Because of the inherent uncertainty in fair valuations and the various factors considered in determining fair value, there can be significant deviations between a fair value at which a portfolio security is being carried and the price at which it can be sold. Moreover, to the extent Hussman Strategic International Fund has significant holdings of foreign portfolio securities, fair valuation may be used more frequently than for other funds.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of March 31, 2015 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$825,586,250	$-	$-	$825,586,250
Put Option Contracts	-	8,643,200	-	8,643,200
Money Market Funds	430,987,784	-	-	430,987,784
Total Investments in Securities
and Money Market Funds	$1,256,574,034	$8,643,200	$-	$1,265,217,234

Other Financial Instruments:
Written Call Option Contracts	$-	$(414,695,400)	$-	$(414,695,400)
Total Other Financial Instruments	$-	$(414,695,400)	$-	$(414,695,400)

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$76,276,013	$-	$-	$76,276,013
U.S. Treasury Obligations	-	167,215,188	-	167,215,188
Exchange-Traded Funds	37,895,020	-	-	37,895,020
Money Market Funds	235,272,023	-	-	235,272,023
Total Investments in Securities
and Money Market Funds	$349,443,056	$167,215,188	$-	$516,658,244

Hussman Strategic International Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$16,750,931	$14,839,795	$-	$31,590,726
Rights	4,031	-	-	4,031
Put Option Contracts	-	300	-	300
Money Market Funds	7,245,293	-	-	7,245,293
Total Investments in Securities
and Money Market Funds	$24,000,255	$14,840,095	$-	$38,840,350

Other Financial Instruments:
Futures Contracts	$30,029	$-	$-	$30,029
Written Call Option Contracts	-	(1,818,200)	-	(1,818,200)
Futures Contracts Sold Short	(82,721)	-	-	(82,721)
Total Other Financial Instruments	$(52,692)	$(1,818,200)	$-	$(1,870,892)

Hussman Strategic Dividend Value Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$8,214,210	$-	$-	$8,214,210
Put Option Contracts	-	1,755	-	1,755
Money Market Funds	3,476,971	-	-	3,476,971
Total Investments in Securities
and Money Market Funds	$11,691,181	$1,755	$-	$11,692,936

Other Financial Instruments:
Written Call Option Contracts	$-	$(2,962,050)	$-	$(2,962,050)
Total Other Financial Instruments	$-	$(2,962,050)	$-	$(2,962,050)

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and industry or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above.  As of March 31, 2015, Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund and Hussman Strategic Dividend Value Fund did not have any transfers into and out of any Level.  Transfers that occurred between Levels 1 and 2 on March 31, 2015 for Hussman Strategic International Fund due to implementation of systematic fair value procedures are as follows:

Transfers from Level 2 to Level 1
Common Stocks	$89,653

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

In addition, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2015.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date for financial reporting purposes.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2015:

	Hussman	Hussman	Hussman	Hussman
	Strategic	Strategic Total	Strategic	Strategic Dividend
	Growth Fund	Return Fund	International Fund	Value Fund
Cost of portfolio investments	$1,176,781,444	$516,029,206	$36,325,929	$11,263,546

Gross unrealized appreciation	$119,295,980	$13,389,697	$4,337,064	$768,050
Gross unrealized depreciation	(30,860,190)	(12,760,659)	(1,822,643)	(338,660)
Net unrealized appreciation
on investments	$88,435,790	$629,038	$2,514,421	$429,390
Net unrealized appreciation
on written call option contracts	$4,188,704	$-	$773	$97,258

As of March 31, 2015, the tax cost of written call option contracts for Hussman Strategic Growth Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund is $418,884,104, $1,818,973 and $3,059,308, respectively.

The difference between the federal income tax cost of portfolio investments and their financial statement cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to option transactions, losses deferred due to wash sales and adjustments to basis on publicly traded partnerships.

4.  Certain Investments and Risks

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in the Funds’ Prospectuses.  Among these risks are those associated with investments in derivative instruments, investments in shares of money market mutual funds, concentration of investments within a particular business sector and, in the case of Hussman Strategic International Fund, investments in foreign securities.

Risks of Derivative Instruments — The purchase and sale of derivative instruments, including options and futures contracts, and other derivative transactions involve risks different from those involved with direct investments in securities and also require different skills from the Adviser in managing each Fund’s portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Funds, if the Adviser is not successful in employing such instruments in managing a Fund’s investments or in predicting market changes, the Fund’s performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options, futures or other derivative instruments used. It is also possible that a Fund may be unable to close out or liquidate its hedges during unusual periods of illiquidity in the options, futures or other markets. In addition, a Fund will pay commissions and other costs in connection with such instruments, which may increase its expenses and reduce its investment performance.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Investments in Money Market Funds – In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  As of March 31, 2015, Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund and Hussman Strategic Dividend Value Fund had 51.4%, 45.5% and 39.8%, respectively, of the value of their net assets invested in money market mutual funds registered under the Investment Company Act of 1940, including 36.0%, 31.9% and 27.8%, respectively, of the value of their net assets invested in shares of a single money market fund.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of money market mutual funds.

Sector Risk – From time to time each Fund may maintain weightings in business sectors that deviate significantly from the sector weightings in broad-based market indices.  At times when a Fund emphasizes investment in one or more particular business sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors.  This may increase the risk of loss associated with an investment in a Fund and increase the volatility of a Fund’s net asset value per share.  As of March 31, 2015, Hussman Strategic Growth Fund had 28.0% of the value of its net assets invested in stocks within the Information Technology sector. The value of securities of companies in the Information Technology sector may be significantly affected by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing technologies and products.

Foreign Investment Risk – Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk.  Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs.  In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses.  Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry.  Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the United States.  Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt.  Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse.  Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	May 20, 2015

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	May 20, 2015

* Print the name and title of each signing officer under his or her signature.